Finance Costs (Details) - Schedule of finance costs - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance costs [Abstract]
Interest on senior notes, note 16 (c)	S/ 63,333	S/ 60,857	S/ 56,081
Finance cost on cross currency swaps	15,046	16,144	14,958
Interest on promissory notes	7,326	8,298	5,537
Counterparty credit risk in cross currency swaps	848	542
Expenses for the purchase and amortization of issuance costs of senior notes	815	816	807
Interest on lease liabilities	383	409
Interest for bank overdraft		802
Commission for prepayment of loans		325
Other	479	74	145
Total interest expense	88,230	88,267	77,528
Unwinding of discount of provisions, note 15	735	427	458
Total finance costs	S/ 88,965	S/ 88,694	S/ 77,986